U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                        ANNUAL FILING UNDER RULE 24f-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

           Read instructions at end of Form before preparing Form.
                             Please print or type.


1.    Name and address of issuer.

                    American General Life Insurance Company
                              Separate Account D
                             2727-A Allen Parkway
                             Houston, Texas 77019

2. The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

      Sierra Variable Trust International Growth Fund, Sierra Variable Trust Short Term Global Government Fund, Sierra Variable Trust Growth Fund, Sierra Variable Trust Global Money Fund, Sierra Variable Trust U.S. Government Fund, Sierra Variable Trust Growth and Income Fund, Sierra Variable Trust Corporate Income Fund, Sierra Variable Trust Short Term High Quality Bond Fund, Sierra Variable Trust Emerging Growth Fund, Sierra Variable Trust Capital Growth Portfolio, Sierra Variable Trust Growth Portfolio, Sierra Variable Trust Balanced Portfolio, Sierra Variable Trust Value Portfolio, Sierra Variable Trust Global Money Fund, Van Kampen American Capital Life Investment Trust Money Market Portfolio, Van Kampen American Capital Life Investment Trust Government Portfolio, Van Kampen American Capital Life Investment Asset Allocation Portfolio, Van Kampen American Capital Comstock Fund, Van Kampen American Capital Corporate Bond Fund, Van Kampen American Capital Reserve Fund, Van Kampen American Capital High Income Corporate Bond Fund, Van Kampen American Capital Life Investment Trust Domestic Income Portfolio, Van Kampen American Capital Life Investment Trust Emerging Growth Portfolio, Van Kampen American Capital Life Investment Trust Enterprise Portfolio, Van Kampen American Capital Life Investment Trust Growth & Income Portfolio, Van Kampen American Capital Life Investment Trust Morgan Stanley Real Estate Securities Portfolio, Van Kampen American Capital Life Investment Trust Strategic Stock Portfolio, Morgan Stanley Universal Funds, Inc. Asian Equity Portfolio, Morgan Stanley Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley Universal Funds, Inc. Equity Growth Portfolio, Morgan Stanley Universal Funds, Inc. International Magnum Portfolio, Morgan Stanley Universal Funds, Inc. Global Equity Portfolio, Morgan Stanley Universal Funds, Inc. Value Portfolio, Morgan Stanley Universal Funds, Inc. Mid Cap Value Portfolio, Morgan Stanley Universal Funds, Inc. High Yield Portfolio, Morgan Stanley Universal Funds, Inc. Fixed Income Portfolio, Fidelity Variable Insurance Product Asset Manager Portfolio, Fidelity Variable Insurance Product Overseas Portfolio, Fidelity Variable Insurance Product Index 500 Portfolio, Neuberger & Berman Advisors Management Trust Balanced Portfolio, Neuberger & Berman Advisors Management Trust Partners Portfolio, American General Series Portfolio Company Stock Index Fund, American General Series Portfolio Company Social Awareness Fund, American General Series Portfolio Company International Equities Fund

3.    Investment  Company  Act  File  Number:  811-2441
      Securities Act file Number: 2-49805; 33-43390; 33-57730; 333-25549

4.(a) Last day of fiscal year for which this Form is filed: 12/31/97

4.(b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4.(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                     $ 83,976,044
                                                                   ------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                             $ 67,280,426
                                                      ------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                              $ 0
                                                      ------------

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                         $ 67,280,426
                                                                   ------------

      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                      $ 16,695,618
                                                                   ------------


      (vi)   Redemption credits available for use
             in future years - if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:                   $ N/A
                                                      ------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.8):                                                 x 1/3300
                                                                   ------------

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                          = $ 5,059.28
                                                                   ============

6.    Interest due -- if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):                    + $ N/A
                                                                   ------------

7.    Total of the amount of the registration fee
      due plus any interest due [Item 5(vii) plus
      Item 6]:                                                     = $ 5,059.28
                                                                   ============


8.    Date the registration fee and any interest
      payment was sent to the Commission's lockbox
      depository:   FEBRUARY 25, 1998

      Account Number: 9108739

      Method of Delivery:
                  [X]  Wire Transfer
                  [ ]  Mail or other means


                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title)   /s/ROBERT F. HERBERT, JR.
                           -------------------------------------------------
                           Robert F. Herbert, Jr.
                           Senior Vice President and Chief Financial Officer

Date  February 26, 1998